Expenses by Nature - Schedule of Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expenses by Nature [Abstract]
Payroll and related expenses	$ 5,703	$ 8,638	$ 7,647
Professional fees	3,580	5,197	7,421
Traffic-acquisition, materials used and subcontracted work	23,670	76,613	75,455
Preparation of patents	63	72	153
Rent and office maintenance	118	187	139
Depreciation and amortization	3,221	3,979	3,188
Advertising and participation in exhibitions	338	1,233	1,616
Amazon Fees	469	4,381	2,558
Other	1,190	2,239	2,262
TOTAL COST OF REVENUES, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	$ 38,352	$ 102,539	$ 100,439